Long-Lived Assets - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
2024	$ 51	$ 88
2025	51	88
2026	51	88
2027	51	88
2028		88
Thereafter		687
Intangible assets, net	$ 1,113	$ 1,127	$ 802